Expense Example, No Redemption - Gabelli SRI Fund, Inc.	Apr. 30, 2025 USD ($)
Gabelli SRI Fund, Inc. Class AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	640
Expense Example, No Redemption, 5 Years	1,215
Expense Example, No Redemption, 10 Years	2,779
Gabelli SRI Fund, Inc. Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	1,178
Expense Example, No Redemption, 5 Years	1,720
Expense Example, No Redemption, 10 Years	3,195
Gabelli SRI Fund, Inc. Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	797
Expense Example, No Redemption, 5 Years	1,525
Expense Example, No Redemption, 10 Years	3,456
Gabelli SRI Fund, Inc. Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,111
Expense Example, No Redemption, 10 Years	$ 2,546